Quarterly Results of Operations (Unaudited) (Restated for Discontinued Operations)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]

19. Quarterly Results of Operations (Unaudited) (Restated for Discontinued Operations)

The following table sets forth a summary of the Company’s consolidated unaudited quarterly results of operations for the years ended December 31, 2011 and 2010, in thousands of dollars, except per share amounts.

	Quarters
	First	Second	Third	Fourth
Revenue:
2011	$213,671	$236,958	$235,706	$254,098
2010	$133,956	$167,560	$176,339	$210,971
Cost of services sold:
2011	$155,891	$159,790	$173,526	$181,157
2010	$95,504	$115,011	$121,349	$140,254
Income (loss) from continuing operations:
2011	$(6,149)	$4,531	$(16,910)	$(55,005)
2010	$(8,195)	$(2,270)	$(8,132)	$18,420
Net income (loss) attributable to MDC Partners Inc.:
2011	$(8,685)	$1,323	$(19,574)	$(57,738)
2010	$(10,186)	$(5,805)	$(10,918)	$11,469
Income (loss) per common share:
Basic
Continuing operations:
2011	$(0.28)	$0.06	$(0.65)	$(1.94)
2010	$(0.33)	$(0.16)	$(0.34)	$0.44
Net income (loss):
2011	$(0.31)	$0.05	$(0.67)	$(1.97)
2010	$(0.37)	$(0.21)	$(0.38)	$0.40
Diluted
Continuing operations:
2011	$(0.28)	$0.06	$(0.65)	$(1.94)
2010	$(0.33)	$(0.16)	$(0.34)	$0.40
Net income (loss):
2011	$(0.31)	$0.04	$(0.67)	$(1.97)
2010	$(0.37)	$(0.21)	$(0.38)	$0.36

The above revenue, cost of services sold, and income (loss) from continuing operations have primarily been affected by acquisitions, divestitures and discontinued operations.

Historically, with some exceptions, the Company’s fourth quarter generates the highest quarterly revenues in a year. The fourth quarter has historically been the period in the year in which the highest volumes of media placements and retail related consumer marketing occur.

Income (loss) from continuing operations and net loss have been affected as follows:

•	The fourth quarter of 2011 includes non-cash stock based compensation charges of $5,837.

•	The fourth quarter of 2010 includes non-cash stock based compensation charges of $3,203.

•	The fourth quarter of 2011 includes deferred acquisition adjustments of $11,757 and an additional deferred tax valuation allowance of $47,422.

•	The fourth quarter of 2010 includes income of $3,753 for deferred acquisition consideration adjustments.